Taxes - Deferred tax assets and liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities net
Net deferred tax assets	kr 13	kr 25
Deductible loss carry forwards	0	0
Temporary differences, related to-pensions
Deferred tax assets and liabilities net
Deferred tax assets	0	0
Temporary differences, related to cash flow hedges
Deferred tax assets and liabilities net
Deferred tax assets	12	25
Temporary differences, related to lease liabilities
Deferred tax assets and liabilities net
Deferred tax assets	26	30
Offset deferred tax liability temporary differences related to right-of-use assets
Deferred tax assets and liabilities net
Deferred tax liabilities	kr (25)	kr (30)